Capitalized Commission Assets	12 Months Ended
Feb. 28, 2022
Capitalized Commission Assets [Abstract]
CAPITALIZED COMMISSION ASSETS

6. CAPITALIZED COMMISSION ASSETS

	As of February 28
Figures in Rand thousands	2022	2021

Cost	413,240	346,861
Accumulated amortization	(181,703)	(145,786)
Carrying value	231,537	201,075

Reconciliation of the carrying value of capitalized sales commissions

	As of February 28
Figures in Rand thousands	2022	2021

At March 1	201,075	144,549
Additions	112,639	95,999
Amortization	(64,566)	(46,957)
Write off	(15,301)	–
Translation adjustments	(2,310)	7,484
At February 28	231,537	201,075

The Group capitalizes sales commission costs arising from activated subscription contracts.

During the financial year ended February 28, 2022, the Group uncovered collusion between a few insurance brokers and certain staff members. This resulted in write-off of capitalized commission assets, of ZAR 15.3 million (2021: Nil) through profit or loss. The write-off was recognized in general and administration operating expenses for the year ended February 28, 2022. The error was corrected prospectively as the impact to the prior periods is not material.